SCHEDULE OF INVESTMENTS
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Asset Backed Securities — 12.6%
	Auto Receivables — 4.5%
	ACM Auto Trust,
[a]	Series 2023-2A Class B, 9.85% due 6/20/2030	$ 106,224	$ 107,351
[a]	Series 2024-1A Class B, 11.40% due 1/21/2031	42,609	42,872
[a]	American Credit Acceptance Receivables Trust, Series 2023-1 Class C, 5.59% due 4/12/2029	7,810	7,812
	Carvana Auto Receivables Trust,
	Series 2022-P3 Class A3, 4.61% due 11/10/2027	99,060	99,147
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	110,704	111,236
[a]	CPS Auto Receivables Trust, Series 2024-B Class B, 6.04% due 10/16/2028	255,000	256,481
[a]	DT Auto Owner Trust, Series 2023-2A Class C, 5.79% due 2/15/2029	160,104	160,779
	Exeter Automobile Receivables Trust,
	Series 2022-6A Class C, 6.32% due 5/15/2028	78,830	79,102
	Series 2023-2A Class C, 5.75% due 7/17/2028	85,187	85,541
[a]	FHF Issuer Trust, Series 2025-2A Class A2, 5.75% due 5/15/2030	200,000	200,052
[a]	FHF Trust, Series 2023-1A Class A2, 6.57% due 6/15/2028	305,724	307,187
	Flagship Credit Auto Trust,
[a]	Series 2022-1 Class C, 3.06% due 3/15/2028	103,206	102,474
[a]	Series 2022-2 Class B, 4.76% due 5/17/2027	55,166	55,146
[a]	Series 2024-1 Class A2, 5.64% due 3/15/2028	55,778	55,834
	GLS Auto Receivables Issuer Trust,
[a]	Series 2022-1A Class D, 3.97% due 1/18/2028	97,945	97,716
[a]	Series 2022-2A Class D, 6.15% due 4/17/2028	97,904	98,649
[a]	Series 2022-3A Class D, 6.42% due 6/15/2028	200,000	201,818
	Lendbuzz Securitization Trust,
[a]	Series 2023-2A Class A2, 7.09% due 10/16/2028	114,560	116,115
[a]	Series 2024-1A Class A2, 6.19% due 8/15/2029	141,080	141,933
[a]	Lobel Automobile Receivables Trust, Series 2023-1 Class C, 8.31% due 10/16/2028	67,386	67,433
[a]	OneMain Direct Auto Receivables Trust, Series 2023-1A Class A, 5.41% due 11/14/2029	245,000	246,544
[a]	Research-Driven Pagaya Motor Trust, Series 2025-6A Class A2, 4.705% due 8/25/2034	204,000	204,036
[a]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	131,765	132,238
	Tricolor Auto Securitization Trust,
[a,b]	Series 2023-1A Class D, 8.56% due 7/15/2027	225,240	204,953
[a,b]	Series 2024-2A Class A, 6.36% due 12/15/2027	74,512	72,417
[a]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	122,070	122,265
[a]	Westlake Automobile Receivables Trust, Series 2022-2A Class D, 5.48% due 9/15/2027	204,921	205,530
			3,582,661
	Other Asset Backed — 6.2%
	ACHV ABS Trust,
[a]	Series 2023-4CP Class E, 10.50% due 11/25/2030	123,590	125,363
[a]	Series 2024-3AL Class B, 5.45% due 12/26/2031	221,237	222,066
[a]	Affirm Asset Securitization Trust, Series 2023-X1 Class D, 9.55% due 11/15/2028	99,928	99,928
[a]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	200,000	199,919
[a]	Auxilior Term Funding LLC, Series 2024-1A Class A2, 5.84% due 3/15/2027	34,129	34,231
	BHG Securitization Trust,
[a]	Series 2022-B Class B, 4.84% due 6/18/2035	3,826	3,826
[a]	Series 2023-A Class B, 6.35% due 4/17/2036	200,000	202,364
[a]	DailyPay Securitization Trust, Series 2025-1A Class D, 8.53% due 6/26/2028	200,000	202,131
[a]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	135,434	112,269
	HPEFS Equipment Trust,
[a]	Series 2023-2A Class C, 6.48% due 1/21/2031	340,000	341,191
[a]	Series 2024-1A Class C, 5.33% due 5/20/2031	305,000	306,578
[a]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	261,349	248,255
[a]	Lending Funding Trust, Series 2020-2A Class A, 2.32% due 4/21/2031	200,440	196,896
[a]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	224,156	185,975
	Marlette Funding Trust,
[a]	Series 2021-3A Class D, 2.53% due 12/15/2031	83,969	83,770
[a]	Series 2023-1A Class C, 7.20% due 4/15/2033	122,018	122,382
[a]	Series 2023-3A Class C, 7.06% due 9/15/2033	155,364	156,046
[a]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	83,200	83,745
	Mosaic Solar Loan Trust,
[a]	Series 2018-1A Class A, 4.01% due 6/22/2043	202,356	193,097
[a]	Series 2020-2A Class B, 2.21% due 8/20/2046	165,553	135,369

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	NetCredit Combined Receivables A LLC, Series 2025-A Class A, 7.29% due 10/20/2031	$ 61,763	$ 63,032
[a]	NMEF Funding LLC, Series 2025-B Class A2, 4.64% due 1/18/2033	250,000	250,709
[a]	Oportun Issuance Trust, Series 2021-C Class A, 2.18% due 10/8/2031	187,071	183,676
[a,c]	Pagaya AI Debt Grantor Trust, Series 2024-10 Class ABC, 5.631% due 6/15/2032	208,944	209,779
[a]	Pagaya AI Debt Trust, Series 2024-3 Class A, 6.258% due 10/15/2031	150,665	151,200
[a]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	74,079	74,403
[a]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	233,152	236,587
	Upgrade Master Pass-Thru Trust,
[a]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	142,809	143,538
[a]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	214,919	214,913
[a]	Upstart Securitization Trust, Series 2023-2 Class B, 7.92% due 6/20/2033	165,328	166,451
			4,949,689
	Student Loan — 1.9%
[a]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	172,074	168,814
	Navient Private Education Refi Loan Trust,
[a]	Series 2019-A Class A2A, 3.42% due 1/15/2043	40,119	39,953
[a]	Series 2019-FA Class A2, 2.60% due 8/15/2068	176,073	170,270
[a]	Series 2019-GA Class A, 2.40% due 10/15/2068	76,354	74,101
[a]	Series 2020-HA Class A, 1.31% due 1/15/2069	32,246	30,680
[a]	Nelnet Student Loan Trust, Series 2021-A Class APT1, 1.36% due 4/20/2062	336,440	317,854
[c]	SLM Student Loan Trust, Series 2012-1 Class A3, 5.136% (SOFR30A + 1.06%) due 9/25/2028	105,655	104,521
	SMB Private Education Loan Trust,
[a,c]	Series 2017-B Class A2B, 4.823% (TSFR1M + 0.86%) due 10/15/2035	115,857	115,744
[a]	Series 2020-PTB Class A2A, 1.60% due 9/15/2054	118,421	112,025
[a]	SoFi Professional Loan Program LLC, Series 2020-C Class AFX, 1.95% due 2/15/2046	95,052	90,181
[a,c]	Towd Point Asset Trust, Series 2021-SL1 Class D, 5.774% (TSFR1M + 1.81%) due 11/20/2061	285,000	280,493
			1,504,636
	Total Asset Backed Securities (Cost $10,033,332)		10,036,986
	Corporate Bonds — 47.1%
	Automobiles & Components — 1.1%
	Automobiles — 1.1%
[c]	American Honda Finance Corp., 4.776% (SOFR + 0.62%) due 12/11/2026	144,000	144,232
[a]	Daimler Truck Finance North America LLC, 5.00% due 10/12/2032	300,000	303,153
[a]	Harley-Davidson Financial Services, Inc., 3.05% due 2/14/2027	50,000	49,333
	Hyundai Capital America,
[a]	5.15% due 3/27/2030	150,000	153,834
[a]	5.45% due 6/24/2026	50,000	50,332
[a]	Volkswagen Group of America Finance LLC, 4.45% due 9/11/2027	200,000	200,586
			901,470
	Banks — 0.8%
	Banks — 0.8%
[c,d]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	237,000	232,713
[c]	Santander Holdings USA, Inc., 6.124% (SOFR + 1.23%) due 5/31/2027	76,000	76,584
[c]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	141,000	145,509
[c,d]	Wells Fargo & Co., Series BB, 3.90% (5-Yr. CMT + 3.45%) due 3/15/2026	150,000	149,312
			604,118
	Capital Goods — 2.1%
	Aerospace & Defense — 0.6%
[a]	BWX Technologies, Inc., 4.125% due 6/30/2028	265,000	260,021
[a]	TransDigm, Inc., 6.75% due 8/15/2028	205,000	209,502
	Machinery — 1.0%
[a,e]	ATS Corp., 4.125% due 12/15/2028	165,000	160,210
[a]	Esab Corp., 6.25% due 4/15/2029	220,000	226,664
[c]	John Deere Capital Corp., 4.772% (SOFR + 0.60%) due 6/11/2027	71,000	71,219
[e]	nVent Finance SARL, 2.75% due 11/15/2031	127,000	114,922
	Regal Rexnord Corp., 6.05% due 2/15/2026	213,000	213,460
	Trading Companies & Distributors — 0.5%
	LKQ Corp., 6.25% due 6/15/2033	233,000	249,179
[a]	Windsor Holdings III LLC, 8.50% due 6/15/2030	147,000	154,981

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			1,660,158
	Commercial & Professional Services — 2.4%
	Commercial Services & Supplies — 1.8%
[a]	ACCO Brands Corp., 4.25% due 3/15/2029	$ 75,000	$ 68,017
[a]	Clean Harbors, Inc., 5.125% due 7/15/2029	262,000	262,524
	CoreCivic, Inc., 8.25% due 4/15/2029	240,000	252,588
[a,e]	Element Fleet Management Corp., 6.271% due 6/26/2026	142,000	143,524
	GEO Group, Inc., 8.625% due 4/15/2029	130,000	137,195
[a]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	410,000	418,065
	UL Solutions, Inc., 6.50% due 10/20/2028	65,000	68,626
[a]	VT Topco, Inc., 8.50% due 8/15/2030	88,000	91,657
	Professional Services — 0.6%
[a]	Gartner, Inc., 3.625% due 6/15/2029	200,000	192,288
[a]	Korn Ferry, 4.625% due 12/15/2027	215,000	215,398
	Verisk Analytics, Inc., 5.75% due 4/1/2033	50,000	53,199
			1,903,081
	Consumer Discretionary Distribution & Retail — 0.4%
	Specialty Retail — 0.4%
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	248,000	247,737
	Genuine Parts Co., 4.95% due 8/15/2029	76,000	77,172
			324,909
	Consumer Durables & Apparel — 0.9%
	Household Durables — 0.0%
[a]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	55,000	37,309
	Leisure Products — 0.1%
	Mattel, Inc., 5.00% due 11/17/2030	79,000	79,766
	Textiles, Apparel & Luxury Goods — 0.8%
[a]	Champ Acquisition Corp., 8.375% due 12/1/2031	180,000	191,567
[a]	Levi Strauss & Co. (EUR), 4.00% due 8/15/2030	200,000	235,447
[a]	Under Armour, Inc., 7.25% due 7/15/2030	200,000	199,242
			743,331
	Consumer Services — 0.4%
	Diversified Consumer Services — 0.3%
	Service Corp. International, 5.75% due 10/15/2032	215,000	219,833
	Hotels, Restaurants & Leisure — 0.1%
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	120,000	115,555
			335,388
	Consumer Staples Distribution & Retail — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[a]	5.875% due 2/15/2028	136,000	136,357
[a]	6.25% due 3/15/2033	115,000	119,261
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	80,000	83,719
	U.S. Foods, Inc.,
[a]	4.75% due 2/15/2029	105,000	104,480
[a]	5.75% due 4/15/2033	112,000	114,028
			557,845
	Energy — 2.8%
	Oil, Gas & Consumable Fuels — 2.8%
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	277,000	282,507
[a]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	162,000	169,935
[e]	Ecopetrol SA, 7.75% due 2/1/2032	170,000	174,315
[e]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	125,000	133,267
[c,d]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	200,000	200,578
[a]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	130,000	131,920
[a]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	50,000	49,360
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	100,000	105,682
	MPLX LP, 4.95% due 9/1/2032	107,000	107,841
	NuStar Logistics LP, 6.00% due 6/1/2026	150,000	150,372

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Petroleos Mexicanos, 5.95% due 1/28/2031	$ 160,000	$ 154,587
	Sunoco LP,
[a]	5.875% due 7/15/2027	150,000	150,114
[a]	7.00% due 5/1/2029	111,000	115,539
[a]	Whistler Pipeline LLC, 5.40% due 9/30/2029	259,000	266,462
			2,192,479
	Equity Real Estate Investment Trusts (REITs) — 1.5%
	Diversified REITs — 1.5%
	American Tower Corp.,
	4.90% due 3/15/2030	109,000	111,536
	5.80% due 11/15/2028	50,000	52,227
[a]	American Tower Trust #1, 3.652% due 3/15/2048	80,000	78,912
	Crown Castle, Inc., 5.00% due 1/11/2028	82,000	83,237
	Extra Space Storage LP, 5.70% due 4/1/2028	186,000	192,229
	Host Hotels & Resorts LP, 4.25% due 12/15/2028	160,000	159,818
[a]	Iron Mountain, Inc., 7.00% due 2/15/2029	215,000	220,966
	Realty Income Corp., 4.70% due 12/15/2028	82,000	83,566
[a]	SBA Tower Trust, 1.631% due 5/15/2051	150,000	146,201
	Vornado Realty LP, 2.15% due 6/1/2026	78,000	76,981
			1,205,673
	Financial Services — 5.2%
	Capital Markets — 2.0%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	149,000	155,073
[a]	Blue Owl Technology Finance Corp., 6.10% due 3/15/2028	207,000	207,619
[e]	Brookfield Asset Management Ltd., 5.795% due 4/24/2035	151,000	158,595
	Hercules Capital, Inc., 3.375% due 1/20/2027	214,000	210,518
[a]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	140,000	146,538
[a]	LPL Holdings, Inc., 4.625% due 11/15/2027	227,000	227,036
	Main Street Capital Corp., 6.50% due 6/4/2027	276,000	281,967
	Nasdaq, Inc., 5.55% due 2/15/2034	155,000	163,397
	Consumer Finance — 0.3%
	FirstCash, Inc.,
[a]	5.625% due 1/1/2030	190,000	191,085
[a]	6.875% due 3/1/2032	73,000	75,898
	Financial Services — 2.3%
[a]	Antares Holdings LP, 6.35% due 10/23/2029	250,000	255,495
[c]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	50,000	50,706
[c,e]	Barclays plc, 4.476% (SOFR + 1.08%) due 11/11/2029	200,000	201,176
	Citigroup, Inc.,
[c]	1.462% (SOFR + 0.77%) due 6/9/2027	50,000	49,289
[c]	4.952% (SOFR + 1.46%) due 5/7/2031	60,000	61,507
[c]	4.643% (SOFR + 1.14%) due 5/7/2028	199,000	200,477
[c,d]	Series W, 4.00% (5-Yr. CMT + 3.60%) due 12/10/2025	115,000	114,811
[c,d]	Series X, 3.875% (5-Yr. CMT + 3.42%) due 2/18/2026	80,000	79,630
[a]	EZCORP, Inc., 7.375% due 4/1/2032	200,000	209,958
	Goldman Sachs Group, Inc.,
[c]	4.937% (SOFR + 1.32%) due 4/23/2028	56,000	56,628
[c]	4.976% (SOFR + 0.82%) due 9/10/2027	50,000	50,089
[c,e]	HSBC Holdings plc, 4.755% (SOFR + 2.11%) due 6/9/2028	210,000	211,737
[c]	JPMorgan Chase & Co., 4.88% (SOFR + 0.77%) due 9/22/2027	71,000	71,157
[e]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	210,000	224,414
	Mortgage Real Estate Investment Trusts — 0.6%
[a]	Lineage OP LP, 5.25% due 7/15/2030	280,000	284,329
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	182,000	187,966
			4,127,095
	Food, Beverage & Tobacco — 1.8%
	Beverages — 0.3%
[e]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	165,000	161,898
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	20,000	20,061
	4.60% due 5/15/2030	70,000	70,318

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Food Products — 0.8%
[a]	Darling Ingredients, Inc., 5.25% due 4/15/2027	$ 214,000	$ 214,017
	Flowers Foods, Inc., 5.75% due 3/15/2035	223,000	225,031
	Post Holdings, Inc.,
[a]	5.50% due 12/15/2029	105,000	105,332
[a]	6.375% due 3/1/2033	61,000	61,881
	Tobacco — 0.7%
	Altria Group, Inc., 2.45% due 2/4/2032	192,000	170,024
	BAT Capital Corp., 4.625% due 3/22/2033	193,000	192,425
[a,e]	Imperial Brands Finance plc, 6.125% due 7/27/2027	210,000	216,123
			1,437,110
	Health Care Equipment & Services — 2.7%
	Health Care Equipment & Supplies — 0.8%
[f]	Baxter International, Inc., 4.90% due 12/15/2030	119,000	119,724
	Hologic, Inc.,
[a]	3.25% due 2/15/2029	121,000	119,801
[a]	4.625% due 2/1/2028	139,000	139,015
[a]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	165,000	170,615
[a]	VSP Optical Group, Inc., 5.45% due 12/1/2035	119,000	120,778
	Health Care Providers & Services — 1.9%
	Centene Corp., 4.625% due 12/15/2029	240,000	232,296
	Charles River Laboratories International, Inc.,
[a]	3.75% due 3/15/2029	147,000	142,061
[a]	4.25% due 5/1/2028	125,000	123,730
[a]	Highmark, Inc., 1.45% due 5/10/2026	50,000	49,343
	IQVIA, Inc.,
[a]	5.00% due 5/15/2027	200,000	200,024
	5.70% due 5/15/2028	210,000	216,642
	Laboratory Corp. of America Holdings, 4.55% due 4/1/2032	242,000	242,782
	Tenet Healthcare Corp., 6.125% due 6/15/2030	165,000	168,889
	Universal Health Services, Inc., 4.625% due 10/15/2029	101,000	101,654
			2,147,354
	Household & Personal Products — 1.0%
	Household Products — 0.7%
[a]	Energizer Holdings, Inc., 4.75% due 6/15/2028	193,000	190,844
[a]	Prestige Brands, Inc., 3.75% due 4/1/2031	223,000	207,573
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	72,000	67,339
	5.25% due 12/15/2026	95,000	94,869
	Personal Care Products — 0.3%
[a]	Edgewell Personal Care Co., 5.50% due 6/1/2028	235,000	234,929
			795,554
	Insurance — 6.3%
	Insurance — 6.3%
	American National Global Funding,
[a]	5.25% due 6/3/2030	178,000	181,362
[a]	5.55% due 1/28/2030	129,000	133,239
	Aon North America, Inc., 5.45% due 3/1/2034	133,000	139,095
[a]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	164,000	153,594
	Brown & Brown, Inc., 5.65% due 6/11/2034	200,000	207,512
	CNO Financial Group, Inc., 6.45% due 6/15/2034	315,000	333,995
[a]	CNO Global Funding, 4.95% due 9/9/2029	50,000	50,974
[a]	Constellation Global Funding, 4.85% due 10/22/2030	200,000	199,324
[a]	Corebridge Global Funding, 5.75% due 7/2/2026	65,000	65,646
[a,e]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	259,000	267,112
[e]	Enstar Group Ltd., 3.10% due 9/1/2031	278,000	250,650
	Equitable Financial Life Global Funding,
[a]	1.40% due 8/27/2027	50,000	47,810
[a]	5.00% due 3/27/2030	109,000	111,789
	F&G Annuities & Life, Inc., 7.40% due 1/13/2028	187,000	196,101
[e]	Fairfax Financial Holdings Ltd., 4.625% due 4/29/2030	278,000	279,273
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	242,000	216,295

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	First American Financial Corp., 2.40% due 8/15/2031	$ 244,000	$ 213,869
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	251,000	261,138
[a]	GA Global Funding Trust, 4.50% due 9/18/2030	156,000	154,195
	Horace Mann Educators Corp., 4.70% due 10/1/2030	240,000	239,268
	Lincoln National Corp., 5.35% due 11/15/2035	199,000	199,738
[a]	New York Life Global Funding, 4.55% due 1/28/2033	50,000	49,992
[a]	Protective Life Corp., 4.70% due 1/15/2031	119,000	119,576
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	228,000	244,022
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	51,000	51,047
[e]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	270,000	283,684
	Stewart Information Services Corp., 3.60% due 11/15/2031	312,000	279,337
	Willis North America, Inc., 5.35% due 5/15/2033	65,000	67,524
			4,997,161
	Materials — 2.7%
	Chemicals — 0.3%
[a,e]	NOVA Chemicals Corp., 5.25% due 6/1/2027	165,000	165,688
[a,e]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	65,000	58,273
	Containers & Packaging — 2.2%
	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	195,000	202,254
[e]	Amcor Group Finance plc, 5.45% due 5/23/2029	112,000	115,968
	AptarGroup, Inc., 4.75% due 3/30/2031	80,000	80,770
	Ball Corp.,
	4.875% due 3/15/2026	163,000	162,668
	5.50% due 9/15/2033	105,000	106,838
	6.00% due 6/15/2029	79,000	81,413
[a]	Crown Americas LLC, 5.875% due 6/1/2033	200,000	204,826
	Graphic Packaging International LLC,
[a]	1.512% due 4/15/2026	131,000	129,467
[a]	3.50% due 3/1/2029	236,000	225,104
[a]	Matthews International Corp., 8.625% due 10/1/2027	55,000	56,816
	Sealed Air Corp.,
[a]	5.00% due 4/15/2029	136,000	136,907
[a]	6.50% due 7/15/2032	116,000	120,089
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	177,000	174,892
	Metals & Mining — 0.2%
[a]	Novelis Corp., 3.875% due 8/15/2031	160,000	146,168
			2,168,141
	Media & Entertainment — 0.7%
	Media — 0.7%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	240,000	221,105
[a]	News Corp., 3.875% due 5/15/2029	157,000	151,558
[a]	Sirius XM Radio LLC, 5.00% due 8/1/2027	191,000	191,325
			563,988
	Pharmaceuticals, Biotechnology & Life Sciences — 0.3%
	Biotechnology — 0.2%
	Illumina, Inc., 4.65% due 9/9/2026	156,000	156,485
	Pharmaceuticals — 0.1%
	Viatris, Inc., 2.30% due 6/22/2027	110,000	106,206
			262,691
	Real Estate Management & Development — 0.2%
	Real Estate Management & Development — 0.2%
[a]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	130,000	131,358
			131,358
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Micron Technology, Inc., 5.65% due 11/1/2032	64,000	67,362
[a]	Qorvo, Inc., 3.375% due 4/1/2031	253,000	231,682
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	109,000	107,540
			406,584

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Software & Services — 3.2%
	Information Technology Services — 1.5%
[a]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	$ 273,000	$ 268,659
[e]	Genpact UK Finco plc / Genpact USA, Inc., 4.95% due 11/18/2030	199,000	200,427
	Global Payments, Inc., 5.30% due 8/15/2029	307,000	314,251
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	188,000	192,531
[a]	Science Applications International Corp., 4.875% due 4/1/2028	206,000	204,884
	Internet Software & Services — 0.3%
[a]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	55,000	54,411
	VeriSign, Inc., 5.25% due 6/1/2032	207,000	212,827
	Software — 1.4%
[a,e]	Constellation Software, Inc., 5.158% due 2/16/2029	99,000	101,328
	Fair Isaac Corp.,
[a]	4.00% due 6/15/2028	150,000	147,837
[a]	5.25% due 5/15/2026	68,000	68,114
[a]	MSCI, Inc., 4.00% due 11/15/2029	232,000	227,963
	Open Text Corp.,
[a,e]	3.875% due 2/15/2028	170,000	166,153
[a,e]	6.90% due 12/1/2027	50,000	51,861
	Oracle Corp.,
[c]	4.813% (SOFR + 0.76%) due 8/3/2028	71,000	71,133
	5.25% due 2/3/2032	61,000	61,601
	SS&C Technologies, Inc.,
[a]	5.50% due 9/30/2027	105,000	105,042
[a]	6.50% due 6/1/2032	115,000	119,769
			2,568,791
	Technology Hardware & Equipment — 1.9%
	Electronic Equipment, Instruments & Components — 1.3%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	275,000	273,658
[e]	Flex Ltd., 6.00% due 1/15/2028	185,000	191,114
[a]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	139,000	140,653
[a]	WESCO Distribution, Inc., 6.375% due 3/15/2029	212,000	219,189
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	213,000	220,027
	Technology Hardware, Storage & Peripherals — 0.6%
	Hewlett Packard Enterprise Co., 4.15% due 9/15/2028	192,000	192,038
	NetApp, Inc., 5.50% due 3/17/2032	262,000	274,055
			1,510,734
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
	T-Mobile USA, Inc., 5.125% due 5/15/2032	268,000	277,401
			277,401
	Transportation — 0.4%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.65% due 3/1/2028	50,000	51,686
	Ground Transportation — 0.3%
[c]	BNSF Funding Trust I, 6.613% (SOFR + 2.35%) due 12/15/2055	240,000	240,158
			291,844
	Utilities — 6.8%
	Electric Utilities — 6.1%
[a]	Alliant Energy Finance LLC, 5.95% due 3/30/2029	75,000	78,573
	Ameren Corp., 5.375% due 3/15/2035	184,000	189,728
	Arizona Public Service Co., 5.70% due 8/15/2034	262,000	276,745
	Black Hills Corp., 2.50% due 6/15/2030	118,000	109,093
[a]	Cleco Power LLC, 5.30% due 1/15/2036	119,000	120,674
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	20,000	20,249
	5.00% due 6/15/2030	167,000	172,060
[c,d]	Series C, 4.35% (5-Yr. CMT + 3.20%) due 1/15/2027	220,000	217,265
	DTE Energy Co.,
	4.875% due 6/1/2028	50,000	50,896

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	5.05% due 10/1/2035	$ 74,000	$ 74,285
	5.20% due 4/1/2030	131,000	135,499
[a,e]	Electricite de France SA, 5.75% due 1/13/2035	102,000	107,298
[c,e]	Emera, Inc., Series 16-A, 6.75% (SOFR + 5.44%) due 6/15/2076	175,000	176,117
	Entergy Arkansas LLC, 5.45% due 6/1/2034	187,000	196,561
	Evergy Kansas Central, Inc., 5.25% due 3/15/2035	115,000	118,000
	Eversource Energy,
	2.55% due 3/15/2031	80,000	72,426
	5.45% due 3/1/2028	76,000	77,827
	Exelon Corp., 5.125% due 3/15/2031	186,000	192,493
[a]	ITC Holdings Corp., 5.65% due 5/9/2034	148,000	155,137
[a]	Monongahela Power Co., 3.55% due 5/15/2027	53,000	52,604
[a]	Niagara Mohawk Power Corp., 4.647% due 10/3/2030	208,000	209,693
[a]	NorthWestern Corp., 5.073% due 3/21/2030	186,000	191,468
[a]	Ohio Edison Co., 4.95% due 12/15/2029	107,000	109,902
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	279,000	287,415
[a]	PSEG Power LLC, 5.20% due 5/15/2030	210,000	215,628
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	280,000	288,501
	Public Service Electric & Gas Co., 5.20% due 8/1/2033	73,000	76,146
	Puget Energy, Inc., 4.10% due 6/15/2030	346,000	338,700
	Southern Co.,
	3.25% due 7/1/2026	50,000	49,761
[c]	Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	153,000	152,486
	Union Electric Co., 2.95% due 3/15/2030	73,000	69,730
	Xcel Energy, Inc., 5.45% due 8/15/2033	269,000	279,580
	Gas Utilities — 0.7%
[a,e]	APA Infrastructure Ltd., 5.125% due 9/16/2034	71,000	72,173
[a]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	52,000	51,852
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	134,000	140,212
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	179,000	184,621
	Southwest Gas Corp., 5.80% due 12/1/2027	76,000	78,244
			5,389,642
	Total Corporate Bonds (Cost $37,082,798)		37,503,900
	Convertible Bonds — 0.2%
	Financial Services — 0.2%
	Financial Services — 0.2%
[a]	Repay Holdings Corp., Zero Coupon due 2/1/2026	150,000	147,849
			147,849
	Total Convertible Bonds (Cost $148,357)		147,849
	Other Government — 0.8%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	325,000	193,158
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	495,000	90,465
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	129,000	71,469
	U.K. Gilts (GBP), 3.25% due 1/31/2033	262,000	326,736
	Total Other Government (Cost $645,847)		681,828
	U.S. Treasury Securities — 14.7%
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 2/15/2051	268,200	149,605
	1.625%, 10/15/2027	723,597	730,890
	1.75%, 1/15/2034	258,855	260,402
	U.S. Treasury Notes,
	2.50%, 2/15/2045	225,000	163,090
	3.00%, 5/15/2045	2,500,000	1,968,750
	4.00%, 6/30/2032	145,000	147,084
	4.25%, 11/15/2034 - 8/15/2035	2,816,000	2,877,146
	4.625%, 2/15/2035	3,794,000	3,987,257
	4.75%, 2/15/2045	1,055,000	1,072,474
	U.S. Treasury Strip Coupon,
	6.264%, 11/15/2036	260,000	162,593

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	6.39%, 5/15/2037	$ 325,000	$ 197,755
	Total U.S. Treasury Securities (Cost $11,382,731)		11,717,046
	U.S. Government Agencies — 0.1%
[c,d]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	105,000	105,293
	Total U.S. Government Agencies (Cost $105,457)		105,293
	Mortgage Backed — 23.7%
[a,c]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-B Class A1, 1.698% due 5/25/2059	504,671	478,519
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-5 Class M1, 2.97% due 5/25/2065	220,000	205,643
[a,c]	Series 2022-1 Class A1, 2.881% due 12/25/2066	155,995	149,260
[a,c]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	18,748	18,317
[a,c]	ATLX Trust, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	313,490	302,547
[a,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 5.757% due 1/25/2063	154,611	154,222
[a,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	275,000	271,457
[a,c]	BX Trust, CMBS, Series 2025-LIFE Class A, 6.08% due 6/13/2047	100,000	103,322
[a]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	260,000	240,972
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	369,000	389,148
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	399,677	398,125
[a,c]	Series 2022-NQM5 Class A1, 5.169% due 5/25/2067	267,331	266,429
[a,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 6.409% due 5/25/2065	175,000	177,094
[c]	Federal Home Loan Mtg Corp., Pool 841733, 2.09% (2.19% - SOFR30A) due 6/1/2052	81,342	76,975
	Federal Home Loan Mtg Corp., CMO REMIC, Series 4204 Class AD, 1.50% due 8/15/2042	124,879	119,504
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	180,000	184,715
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2024-1 Class MT, 3.00% due 11/25/2063	90,242	76,584
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RQ0014, 6.00% due 6/1/2055	609,200	623,630
	Pool SD2278, 3.00% due 8/1/2052	717,130	639,576
	Pool SD2601, 2.50% due 2/1/2053	532,649	455,797
	Pool SD8218, 2.00% due 6/1/2052	146,909	120,254
	Pool SD8255, 3.50% due 10/1/2052	357,610	331,540
	Federal National Mtg Assoc.,
[c]	Pool BM7605, 1.983% (2.28% - SOFR30A) due 7/1/2052	115,535	109,362
	Pool BS3483, 2.26% due 10/1/2041	160,000	114,848
	Federal National Mtg Assoc., CMO REMIC,
	Series 2012-134 Class MX, 3.50% due 5/25/2042	391,877	388,377
	Series 2020-28 Class V, 3.50% due 2/25/2048	143,541	142,875
	Federal National Mtg Assoc., UMBS Collateral,
	Pool CB4555, 4.50% due 9/1/2052	134,459	132,248
	Pool FA1110, 4.50% due 9/1/2054	520,602	512,108
	Pool FS4713, 2.50% due 5/1/2053	733,237	627,557
	Pool FS6122, 3.00% due 9/1/2053	737,287	656,954
	Pool FS9660, 5.50% due 10/1/2054	1,214,795	1,232,867
	Pool FS9716, 2.00% due 8/1/2042	351,509	309,405
	Pool MA4698, 3.00% due 8/1/2052	913,053	813,993
	Pool MA5611, 4.00% due 2/1/2055	139,506	132,897
	Government National Mtg Assoc.,
	Pool MA6283, 3.00% due 11/20/2049	341,752	309,972
	Pool MA7706, 3.00% due 11/20/2051	570,939	515,645
	Pool MA8098, 3.00% due 6/20/2052	1,176,327	1,062,053
	Government National Mtg Assoc., CMO,
	Series 2018-83 Class AE, 3.50% due 11/20/2044	298,491	297,280
	Series 2021-27 Class ED, 1.00% due 2/20/2051	224,446	175,648
	Series 2025-139 Class DT, 5.00% due 3/20/2065	253,942	254,673
[a,c]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2019-PJ2 Class B4, 4.362% due 11/25/2049	89,821	84,760
[a,c]	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	374,463	368,271
[a,c]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.182% due 1/25/2068	100,143	99,988
[a,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	85,000	80,249
[a,c]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	131,990	131,785
[a,c]	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2025-BHR5 Class A, 5.652% (TSFR1M + 1.69%) due 3/15/2040	24,138	24,125
[a,c]	Legacy Mortgage Asset Trust, Whole Loan Securities Trust CMO, Series 2021-GS4 Class A1, 5.65% due 11/25/2060	281,491	287,643

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	$ 225,000	$ 215,727
	MFA Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-INV3 Class A1, 6.00% due 10/25/2057	216,787	216,205
[c]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	137,933	138,132
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-1A Class A1, 4.00% due 2/25/2057	177,613	173,786
[a,c]	Series 2019-NQM4 Class A1, 2.492% due 9/25/2059	217,739	206,403
[a,c]	Series 2021-INV1 Class B5, 3.243% due 6/25/2051	89,555	74,172
[a,c]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	390,000	392,175
[a]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	286,000	265,623
[a,c]	PRET LLC, Whole Loan Securities Trust CMO, Series 2021-RN4 Class A1, 6.487% due 10/25/2051	59,582	59,637
	PRKCM Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	148,174	127,606
[a,c]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	153,097	155,208
[a,c]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 5.993% due 4/25/2030	96,714	96,727
[a]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	100,000	103,202
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2D, 2.00% due 7/25/2030	65,000	58,755
[a,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.224% (TSFR1M + 1.26%) due 5/15/2038	80,000	79,383
[a,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.548% (TSFR1M + 2.59%) due 4/15/2042	98,772	99,389
[a]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	150,000	134,704
[a,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH2 Class B1, 5.00% due 6/25/2055	249,534	249,042
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-6 Class A1, 2.75% due 10/25/2057	127,831	125,799
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	65,983	65,342
[a,c]	Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	91,491
[a,c]	Series 2020-2 Class A1A, 1.636% due 4/25/2060	196,596	179,424
[a,c]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	93,784	84,246
	UWM Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-INV1 Class A15, 2.50% due 8/25/2051	271,584	219,649
[a,c]	Series 2021-INV5 Class A14, 3.00% due 1/25/2052	163,297	141,853
[a,c]	Visio Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class M1, 3.26% due 11/25/2054	160,000	155,354
[a,c]	VOLT CII LLC, Whole Loan Securities Trust CMO, Series 2021-NP11 Class A1, 5.868% due 8/25/2051	83,536	83,520
	Wells Fargo Commercial Mortgage Trust, CMBS, Series 2017-C40 Class A2, 2.495% due 10/15/2050	81,309	78,879
[a,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B3, 3.781% due 1/20/2046	132,395	128,659
	Total Mortgage Backed (Cost $18,529,763)		18,849,305
	Short-Term Investments — 0.3%
[g]	Thornburg Capital Management Fund	24,599	245,995
	Total Short-Term Investments (Cost $245,995)		245,995
	Total Investments — 99.5% (Cost $78,174,280)		$79,288,202
	Other Assets Less Liabilities — 0.5%		378,410
	Net Assets — 100.0%		$79,666,612

Outstanding Forward Currency Contracts To Buy Or Sell At November 30, 2025
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	194,200	3/25/2026	226,552	$ 4,892	$ —

Net unrealized appreciation (depreciation)						$4,892

*	Counterparty includes State Street Bank and Trust Company ("SSB").

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

Outstanding Centrally Cleared Credit Default Swap Agreements At November 30, 2025
Reference Entity	Clearinghouse*	Fixed Rate (Pay)/ Receive	Payment Frequency	Expiration Date	Notional Amount	Upfront Premiums (Received)/ Paid	Value and Unrealized Appreciation/ (Depreciation)
Protection Sold Contracts
CDX North America High Yield Index Series 45	ICE	5.00%	Quarterly	12/20/2030	$365,000	$26,820	$3,909

*	Clearinghouse includes Intercontinental Exchange ("ICE").

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $36,009,165, representing 45.20% of the Fund’s net assets.
b	Bond in default.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on November 30, 2025.
d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
f	When-issued security.
g	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ACB	Agricultural Credit Bank
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
Mtg	Mortgage
NZD	Dominated in New Zealand Dollar
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Multi Sector Bond ETF (the “Fund”) is a series of Thornburg ETF Trust (the “Trust”).  The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Fund is non-diversified within the meaning of the 1940 Act. The shares of the Fund are bought and sold through exchange trading at market prices (not net asset value ("NAV")), and are not individually redeemable with the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. The Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.
Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	November 30, 2025 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
Credit default swap agreements cleared on a clearinghouse or on an exchange which the swap is traded may be valued using the closing price provided by the clearinghouse or exchange on which the swap is traded.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 8/31/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 11/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$569,032	$5,242,766	$(5,565,803)	$-	$-	$245,995	$4,915